VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET	12 Months Ended
Dec. 31, 2020
Leases, Capital [Abstract]
VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET

19.	VESSELS AND EQUIPMENT UNDER FINANCE LEASE, NET

Movements in the three years ended December 31, 2020 are summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2017	358,995	(107,297)	251,698
Lease termination	(218,494)	83,601
Depreciation	—	(26,129)
Balance at December 31, 2018	140,501	(49,825)	90,676
Additions	343,564
Depreciation	—	(15,850)
Balance at December 31, 2019	484,065	(65,675)	418,390
Additions	53	—
Lease termination	(40,412)	20,682
Trafigura asset acquisition	(339,818)	6,267
Depreciation	—	(11,644)
Balance at December 31, 2020	103,888	(50,370)	53,518

The outstanding obligations under finance leases as of December 31, 2020 are payable as follows:

(in thousands of $)
2021	11,705
2022	10,946
2023	11,705
2024	10,978
2025	11,705
Thereafter	13,347
Minimum lease payments	70,386
Less: imputed interest	(14,109)
Present value of obligations under finance leases	56,277

The outstanding obligations under finance leases as of December 31, 2019 are payable as follows:

(in thousands of $)
2020	291,964
2021	17,557
2022	16,419
2023	17,557
2024	16,468
Thereafter	25,920
Minimum lease payments	385,885
Less: imputed interest	(25,975)
Present value of obligations under finance leases	359,910

In August 2019, the Company recognized additional right-of-use assets and finance lease obligations in relation to five vessels chartered in from Trafigura in connections with the SPA. On closing of the Acquisition on March 16, 2020, the lease and purchase obligations were settled, and the right-of-use assets were transferred to vessels and equipment. See Note 5. for full details of the accounting for this transaction.

In May 2015, the Company and SFL agreed to amendments to the leases on 12 VLCCs and five Suezmax tankers, the related management agreements and further amendments to the charter ancillary agreements for the remainder of the charter periods. As a result of the amendments to the charter ancillary agreements, which took effect on July 1, 2015, the daily hire payable to SFL was reduced to $20,000 per day and $15,000 per day for VLCCs and Suezmax tankers, respectively. The fee due from SFL for operating costs was increased from $6,500 per day per vessel to $9,000 per day per vessel. In return, the Company issued 11.0 million new shares (as adjusted for the 1-for-5 reverse share split in February 2016) to SFL and the profit share above the new daily hire rates was increased from 25% to 50%. The Company was released from its guarantee obligation and in exchange FSL, a wholly owned subsidiary of the Company and the chartering counterparty with SFL, has agreed to certain dividend restrictions. In order to make or pay any dividend or other distribution to the Company, FSL shall demonstrate a cash buffer of $2.0 million per vessel both prior to and following such payment, and following payment of the next monthly hire due plus any profit share accrued under the agreement. As at December 31, 2020, the cash held by FSL of $15.6 million (2019: $13.1 million) may solely be used for vessel operations, payment of hire to SFL or other amounts incurred under the charters and Charter Ancillary Agreement including the settlement of interest and principal due on any notes payable and any other amounts incurred in the ordinary course of business.

As the Merger has been accounted for as a reverse business acquisition in which Frontline 2012 is treated as the accounting acquirer, all of the Company's assets and liabilities were recorded at fair value on November 30, 2015 such that estimated profit share over the remaining terms of the leases has been recorded in the balance sheet obligations. Consequently, the Company will only record profit share expense following the Merger when the actual expense is different to that estimated at the date of the Merger. As of December 31, 2020, the Company has recorded total obligations under these finance leases of $56.3 million of which $34.4 million is in respect of the minimum contractual payments and $21.9 million is in respect of contingent rental expense. Profit share arising in the year ended December 31, 2020 was $18.7 million, which was $14.6 million more than the amount accrued in the lease obligations payable when the leases were recorded at fair value at the time of the merger with Frontline 2012. Profit share arising in the year ended December 31, 2019 was $4.8 million, which was $2.2 million less than the amount accrued in the lease obligations payable when the leases were recorded at fair value at the time of the merger with Frontline 2012. Profit share arising in the year ended December 31, 2018 was $1.5 million, which was $19.7 million less than the amount accrued in the lease obligations payable when the leases were recorded at fair value at the time of the merger with Frontline 2012.

The following table sets forth certain details of vessel lease terminations in the years ended December 31, 2018 and December 31, 2020. There were no lease terminations in the year ended December 31, 2019:

(in thousands of $)
Vessel	Year	Termination agreed	Termination date	Termination (payment)/ receipt	Gain/ (loss) on termination

Front Hakata	2020	February 2020	February 2020	3,183	7,409
Vessels terminated in 2020				3,183	7,409

Front Circassia	2018	February 2018	February 2018	(8,891)	(5,811)
Front Page	2018	June 2018	July 2018	(3,375)	2,638
Front Stratus	2018	June 2018	August 2018	(3,375)	2,144
Front Serenade	2018	June 2018	September 2018	(3,375)	2,426
Front Ariake	2018	October 2018	October 2018	(3,375)	3,523
Front Falcon	2018	November 2018	December 2018	—	5,404
Vessels terminated in 2018				(22,391)	10,324

In February 2018, the Company agreed with SFL to terminate the long-term charter for the 1998-built VLCC Front Circassia upon the sale and delivery of the vessel by SFL to an unrelated third party. The charter with SFL terminated in February and the charter counter party FSL, a non recourse subsidiary of Frontline, has agreed to make a compensation payment of approximately $8.9 million for the termination of the charter to SFL, which was recorded as an interest-bearing note payable by FSL. The note was repaid in February 2020. The termination reduced obligations under finance leases by approximately $20.6 million. The Company recorded a loss on termination, including this termination payment, of $5.8 million in the year ended December 31, 2018.

In July 2018, the Company agreed with SFL to terminate the long-term charter for the VLCCs Front Page, Front Stratus and Front Serenade upon the sale and delivery of the vessels by SFL to an unrelated third party. The charters with SFL terminated in July, August and September 2018, respectively, and Frontline agreed to make a compensation payment of approximately $10.1 million for the termination of the three charters to SFL, which was recorded as an interest-bearing notes payable by Frontline. The notes were repaid in February 2020. These terminations reduced obligations under finance leases by approximately $92.1 million. The Company recorded a gain on termination, including the termination payment, of $7.2 million in the year ended December 31, 2018.

In October 2018, the Company agreed with SFL to terminate the long-term charter for the 2001-built VLCC, Front Ariake, upon the sale and delivery of the vessel by SFL to an unrelated third party. The charter terminated in October and Frontline has agreed to a total compensation payment to SFL of $3.4 million for the termination of the charter, which was recorded as an interest bearing note payable by Frontline. The note was repaid in February 2020. In December 2018, the Company agreed with SFL to terminate the long-term charter for the 2002-built VLCC, Front Falcon, upon the sale and delivery of the vessel by SFL to an unrelated third party. The charter terminated in December. No compensation is payable on termination of the charter. These terminations reduced obligations under finance leases by approximately $55.2 million. The Company recorded a gain on termination, including the termination payment, of $8.9 million in the year ended December 31, 2018.

In February 2020, the Company agreed with SFL to terminate the long-term charter for the 2002-built VLCC Front Hakata upon the sale and delivery of the vessel by SFL to an unrelated third party. Frontline received a compensation payment of approximately $3.2 million from SFL for the termination of the current charter. The Company recognized a gain on termination, including the compensation payment, of $7.4 million in the year ended December 31, 2020. The charter with SFL terminated in February 2020. In conjunction with the termination of the lease, the Company has settled the outstanding balances due under the notes payable in relation to the termination of the leases for Front Circassia, Front Page, Front Serenade, Front Stratus and Front Ariake of approximately $20.0 million.
As of December 31, 2020, the Company leased in two vessels on long-term charter from SFL (2019: three vessels from SFL and five vessels from Trafigura). The remaining periods on these leases at December 31, 2020 was 6 years. The Company recognized finance lease interest expense in the year ended December 31, 2020 of $7.0 million (2019: $10.7 million). One of these vessels has been subleased under a non-cancellable operating lease as at December 31, 2020.